Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income	$ 2,878,230	$ 2,706,527	$ 2,631,706
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	225,902	362,597	346,608
Gain (loss) on disposition of property and equipment	(6,856)		13,367
Provision for (net recovery of) doubtful accounts	120,334	28,943	(108,706)
Deferred tax provision (benefits)	89,603	(86,023)	(1,663)
Changes in operating assets and liabilities:
Accounts receivable	348,730	241,922	159,376
Accounts receivable - related parties	(724,809)	91,735	2,918,346
Inventories	1,555,441	(504,387)	458,607
Advance to suppliers, net - a related party			18,481
Prepaid expenses and other current assets	(716,356)	430,744	(810,918)
Accounts payable	(646,886)	(810,342)	(369,080)
Accrued liabilities and other payables	(67,705)	(281,189)	34,650
Deferred revenue	(102,949)	(755,371)	647,856
Deferred revenue - related parties	123,204
Taxes payable	30,520	155,500	(95,338)
Net cash provided by operating activities	3,106,403	1,580,656	5,843,292
Cash flows from investing activities:
Additions to property, plant and equipment	(113,937)	(40,166)	(42,881)
Proceeds from disposal of property and equipment	10,138
Payments for short-term investments	(12,052,957)	(5,646,200)	(4,956,930)
Redemption of short-term investments	4,426,508	5,201,034	4,147,200
Repayment of (payments of) advances made to related parties		364,428	(215,029)
Net cash used in investing activities	(7,730,248)	(120,904)	(1,067,640)
Cash flows from financing activities:
Gross proceeds from initial public offerings	8,000,000
Direct costs disbursed from initial public offerings proceeds	(1,212,779)
Proceeds from exercise of over-allotment option	336,638
Proceeds from short-term bank loans	5,672,000		768,000
Repayment of short-term bank loans	(1,418,000)		(3,534,336)
(Repayment of) proceeds from amount due to related parties	(4,467,240)	121,855	(103,883)
Net cash provided by (used in) financing activities	6,910,619	121,855	(2,870,219)
Effect of exchange rate changes on cash	(149,898)	(461,235)	103,303
Net increase in cash	2,136,876	1,120,372	2,008,736
Cash, beginning of year	4,792,632	3,672,260	1,663,524
Cash, end of year	6,929,508	4,792,632	3,672,260
Supplemental disclosure information:
Cash paid for income tax	142,730	47,438	302,254
Cash refunded for income tax		33,618
Cash paid for interest	5,319		68,777
Non-cash operating, investing and financing activities
Deferred IPO cost offset with additional paid-in capital	$ 765,443